DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - 10K (Details) $ / shares in Units, $ in Millions	3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares		Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2016 USD ($) Segment shares	Jun. 30, 2015 USD ($) [1]	Dec. 31, 2015 USD ($) Segment Customers $ / shares shares		Dec. 31, 2014 USD ($) Customers shares	Dec. 31, 2013 USD ($)	Feb. 28, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | Segment						3		3
Cash equivalents	$ 1.6							$ 1.6		$ 6.3
Outstanding checks	19.5							$ 19.5		$ 2.2
Concentration risk, number of major customers | Customers								3		3
Property, plant and equipment, net	215.3	[1]				$ 216.8		$ 215.3	[1]	$ 212.0
Amortization expense						52.2	$ 50.8	103.2		102.6	$ 76.7
Net deferred financing costs	21.3							21.3		26.9
Impairment of long-lived assets								0.0		0.0	5.9
Goodwill impairment charge	$ 9.7							9.7		0.0	0.0
Impairment of intangible assets								0.0		0.0	0.0
Advertising expenses								375.1		383.2	278.5
Distribution costs								80.2		84.9	66.5
Research and development expenditures								31.2		31.6	26.9
Foreign currency exchange rate												6.3
Foreign currency losses from re-measurement			$ 1.9		$ 0.6	$ 4.2	$ 8.8	$ 19.5		$ 25.5	5.9
Preferred stock, shares authorized (shares) | shares	1,000					1,000		1,000		1,000
Preferred stock, shares outstanding (shares) | shares	546							546
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 100,000							$ 100,000
Preferred stock, redemption price (in dollars per share) | $ / shares	$ 100,000							$ 100,000
Revlon Venezuela [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange rate			193	53
Foreign currency losses from re-measurement				$ 0.6
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage								27.00%		31.00%
Land Improvements [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								20 years
Land Improvements [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								30 years
Buildings and improvements [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								5 years
Buildings and improvements [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								50 years
Machinery and equipment [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								3 years
Machinery and equipment [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								15 years
Furniture and fixtures [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								3 years
Furniture and fixtures [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								15 years
Capitalized software [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								2 years
Capitalized software [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								10 years
Wall display [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, net	$ 65.6							$ 65.6		$ 63.3
Amortization expense								$ 41.3		$ 42.5	$ 39.2
Wall display [Member] | Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								1 year
Wall display [Member] | Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life								3 years

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.